Shareholders' Equity (Schedule of compensation cost for restricted share unit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	$ 16,892	$ 14,501	$ 12,598
Restricted Share Unit (“RSU”) [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	16,672	14,362	12,489
Cost of revenues [Member] | Restricted Share Unit (“RSU”) [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	2,817	2,197	1,591
Research and development [Member] | Restricted Share Unit (“RSU”) [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	5,389	4,863	4,221
Selling, general and administrative [Member] | Restricted Share Unit (“RSU”) [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	$ 8,686	$ 7,302	$ 6,677